Contractual Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
2013	¥ 884,573
2014	764,019
2015	1,114,695
2016	1,102,843
2017	751,903
2018 and thereafter	3,843,785
Total	¥ 8,461,818	¥ 8,953,496